Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2011	$ 671,409	$ 1,863	$ 7,465,386	$ (5,850,606)	$ 2,288,052
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Provision for compensation expense related to issued stock options			10,229		10,229
Benefit for compensation expense related to expired stock options			21,078		21,078
Net loss				378,859	378,859
Balance at Dec. 31, 2012	671,409	1,863	7,496,693	(5,471,747)	2,698,218
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Provision for compensation expense related to issued stock options			49,805		49,805
Provision for compensation expense related to issued warrants			1,916		1,916
Sale of common stock, net of issuance costs of $39,000		2,500	997,500		1,000,000
Net loss				(693,681)	(693,681)
Balance at Dec. 31, 2013	671,409	2,115	8,548,162	(6,165,428)	3,056,258
Balance in Shares at Dec. 31, 2013	376,387	21,148,862
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Provision for compensation expense related to issued stock options			271,700		271,700
Provision for compensation expense related to issued warrants			11,200		11,200
Exercise of stock options		3	11,634		11,637
Exercise of stock options, shares		33,333
Sale of common stock, net of issuance costs of $39,000		1,158	5,431,879		5,433,037
Sale of common stock, net of issuance costs of $39,000, shares		11,574,731
Net loss				(2,847,330)	(2,847,330)
Conversion of officers loans to common stock		182	999,818		1,000,000
Conversion of officers loans to common stock, shares		1,818,182
Conversion of preferred shares to common stock	(60,950)	19	60,931
Conversion of preferred shares to common stock, shares	(34,168)	194,758			194,758
Balance at Sep. 30, 2014	$ 610,459	$ 3,477	$ 15,335,324	$ (9,012,758)	$ 6,936,502
Balance in Shares at Sep. 30, 2014	342,219	34,769,866